OTHER REAL ESTATE OWNED (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER REAL ESTATE OWNED [Abstract]
Foreclosed on certain loans secured by real estate and transferred to other real estate	$ 14,300,000	$ 18,600,000
Other real estate with book balances	18,200,000	17,700,000
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year	14,655,000	10,876,000	6,498,000
Additions charged to expense	3,769,000	6,563,000	6,883,000
Direct write-downs upon sale	(12,466,000)	(2,784,000)	(2,505,000)
Balance at end of year	5,958,000	14,655,000	10,876,000
Other real estate and repossessed assets	$ 26,133,000	$ 34,042,000